UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6273

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	11/30
Date of reporting period:	02/28/09

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Massachusetts Municipal Money Market Fund
February 28, 2009 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--101.0%	Rate (%)		Date	Amount ($)	Value ($)
Massachusetts--99.5%
Berkshire Regional Transit
Authority, RAN		3.50	9/11/09	1,270,000	1,279,388
Boston Industrial Development
Financing Authority, Revenue
(Fenway Community Health
Center Project) (LOC; Fifth
Third Bank)		2.25	3/7/09	4,640,000 a	4,640,000
Boston Industrial Development
Financing Authority, Revenue
(Fenway Community Health
Center Project) (LOC; Fifth
Third Bank)		2.25	3/7/09	6,795,000 a	6,795,000
Haverhill,
GO Notes, BAN		2.50	3/27/09	2,725,000	2,726,199
Massachusetts,
Consolidated Loan (Liquidity
Facility; Dexia Credit Locale)		1.20	3/1/09	8,200,000 a	8,200,000
Massachusetts,
CP (Liquidity Facility;
JPMorgan Chase Bank)		0.60	5/8/09	5,250,000	5,250,000
Massachusetts,
Federal Highway GAN		5.25	6/15/09	615,000	620,381
Massachusetts,
GO Notes, BAN		3.00	3/5/09	12,000,000	12,002,911
Massachusetts,
GO Notes, Refunding		5.00	10/1/09	795,000	809,008
Massachusetts Bay Transportation
Authority (General
Transportation System)
(Liquidity Facility; Dexia
Credit Locale)		1.18	3/7/09	12,800,000 a	12,800,000
Massachusetts Bay Transportation
Authority, Refunding (General
Transportation System)		7.00	3/2/09	1,000,000	1,000,000
Massachusetts Development Finance
Agency, Assisted Living
Facilities Revenue (Whaler's
Cove Project) (LOC; Wachovia
Bank)		0.69	3/7/09	11,000,000 a	11,000,000
Massachusetts Development Finance
Agency, IDR (Metalcrafters,
Inc. Issue) (LOC; Bank of
America)		0.85	3/7/09	2,340,000 a	2,340,000
Massachusetts Development Finance
Agency, IDR (North Shore YMCA
Project) (LOC; Key Bank)		0.95	3/7/09	5,120,000 a	5,120,000
Massachusetts Development Finance
Agency, Multi-Mode Revenue
(Worcester Academy Project)
(LOC; Allied Irish Banks)		1.01	3/7/09	2,500,000 a	2,500,000

Massachusetts Development Finance
Agency, Multifamily Revenue
(Kennedy Lofts Project)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.78	3/7/09	11,440,000 a,b	11,440,000
Massachusetts Development Finance
Agency, Revenue (Alliance
Health of Massachusetts
Project) (LOC; PNC Bank)	0.65	3/7/09	3,300,000 a	3,300,000
Massachusetts Development Finance
Agency, Revenue (Beaver
Country Day School Issue)
(LOC; Allied Irish Banks)	1.67	3/7/09	10,100,000 a	10,100,000
Massachusetts Development Finance
Agency, Revenue (Bridgewell,
Inc. Issue) (LOC; Key Bank)	0.75	3/7/09	9,585,000 a	9,585,000
Massachusetts Development Finance
Agency, Revenue (Charles River
School Issue) (LOC; Royal Bank
of Scotland PLC)	0.67	3/7/09	3,000,000 a	3,000,000
Massachusetts Development Finance
Agency, Revenue (Checon
Corporation Issue) (LOC; Bank
of America)	0.85	3/7/09	3,825,000 a	3,825,000
Massachusetts Development Finance
Agency, Revenue (Community
Resources for Justice Issue)
(LOC; RBS Citizens Bank)	0.65	3/7/09	1,445,000 a	1,445,000
Massachusetts Development Finance
Agency, Revenue (Decas
Cranberry Issue) (LOC; Bank of
America)	0.90	3/7/09	1,400,000 a	1,400,000
Massachusetts Development Finance
Agency, Revenue (ECM Plastics
Issue) (LOC; PNC Bank)	0.70	3/7/09	1,890,000 a	1,890,000
Massachusetts Development Finance
Agency, Revenue (Family
Service Association of Greater
Boston Issue) (LOC; FHLB)	0.67	3/7/09	2,000,000 a	2,000,000
Massachusetts Development Finance
Agency, Revenue (JHC Assisted
Living Corporation Issue)
(LOC; TD Banknorth NA)	0.57	3/7/09	4,805,000 a	4,805,000
Massachusetts Development Finance
Agency, Revenue (Lasell
College Issue) (LOC; RBS
Citizens Bank)	0.65	3/7/09	5,200,000 a	5,200,000
Massachusetts Development Finance
Agency, Revenue (Lasell
College Issue) (LOC; RBS
Citizens Bank)	0.65	3/7/09	2,000,000 a	2,000,000
Massachusetts Development Finance
Agency, Revenue (Meadowbrook
School Project) (LOC; Allied
Irish Banks)	1.67	3/7/09	3,880,000 a	3,880,000
Massachusetts Development Finance
Agency, Revenue (New Jewish
High School Project) (LOC;
Allied Irish Banks)	1.67	3/7/09	12,245,000 a	12,245,000

Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue) (Insured;
Assured Guaranty and Liquidity
Facility; JPMorgan Chase Bank)	0.82	3/7/09	13,900,000 a	13,900,000
Massachusetts Development Finance
Agency, Revenue (The Brimmer
and May School Issue) (LOC;
Comerica Bank)	0.92	3/7/09	9,840,000 a	9,840,000
Massachusetts Development Finance
Agency, Revenue (The Young
Men's Christian Association of
Greater Worcester Issue) (LOC;
TD Banknorth NA)	0.75	3/7/09	5,425,000 a	5,425,000
Massachusetts Development Finance
Agency, Revenue (Wilbraham and
Monson Academy Issue) (LOC;
Fifth Third Bank)	4.00	3/7/09	3,435,000 a	3,435,000
Massachusetts Development Finance
Agency, Revenue (Youth
Opportunities Upheld, Inc.
Issue) (LOC; TD Banknorth NA)	0.58	3/7/09	8,995,000 a	8,995,000
Massachusetts Development Finance
Agency, RRR (Waste Management,
Inc. Project) (LOC; SunTrust
Bank)	0.87	3/7/09	10,000,000 a	10,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Cape Cod
Healthcare Obligated Group
Issue) (Insured; Assured
Guaranty and Liquidity
Facility; Bank of America)	0.68	3/7/09	4,900,000 a	4,900,000
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	2.25	5/14/09	3,600,000	3,600,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (University
of Massachusetts Issue) (LOC;
Dexia Credit Locale)	1.60	3/7/09	2,400,000 a	2,400,000
Massachusetts Industrial Finance
Agency, IDR (Cambridge Isotope
Laboratories, Inc. Project)
(LOC; Bank of America)	0.85	3/7/09	1,875,000 a	1,875,000
Massachusetts Industrial Finance
Agency, Revenue (Heritage at
Hingham Issue) (Liquidity
Facility; FNMA and LOC; FNMA)	0.83	3/7/09	6,760,000 a	6,760,000
Massachusetts Industrial Finance
Agency, Revenue (The Berkshire
School Project) (LOC; Allied
Irish Banks)	0.75	3/7/09	3,715,000 a	3,715,000
Melrose,
GO Notes, BAN	2.50	5/20/09	1,200,000	1,201,291
Nahant,
GO Notes, BAN	2.50	9/11/09	1,866,000	1,871,838
Nashoba Regional School District,

GO Notes, BAN	2.25	9/11/09	1,665,000	1,667,165
Salisbury,
GO Notes, BAN	2.25	7/23/09	2,730,000	2,734,223
Worcester,
GO Notes, BAN	3.25	11/6/09	1,608,063	1,631,445

U.S. Related--1.5%
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.38	3/7/09	3,685,000 a	3,685,000

Total Investments (cost $240,833,849)			101.0%	240,833,849
Liabilities, Less Cash and Receivables			(1.0%)	(2,366,850)
Net Assets			100.0%	238,466,999

a	Variable rate demand note - rate shown is the interest rate in effect at February 28, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, this security amounted to $11,440,000 or 4.8% of net assets.

At February 28, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation

IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of February 28, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	0
Level 2 - Other Significant Observable Inputs	240,833,849
Level 3 - Significant Unobservable Inputs	0
Total	240,833,849

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 23, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)